Fair Value of Financial Instruments and Risk Management - Credit Risk (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Concentration Risk, Financial Statement Captions [Line Items]
Value of derivative instruments in net liability positions	$ 99	$ 117
Revenue | Three customers | Customer Concentration Risk | ITC
Fair Value, Concentration Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	70.00%